BUSINESS ACQUISITIONS - LaderaTech Acquisition Assets and Liabilities (Details) - USD ($) $ in Thousands	Nov. 09, 2021	May 07, 2020	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash	$ 1,220,103
Contingent earn-out		$ 19,800
Consideration transferred	$ 1,331,151
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill			$ 1,041,325	$ 487,107	$ 482,041	$ 473,194
LaderaTech, Inc
Business Acquisition [Line Items]
Cash		2,016
Contingent earn-out		19,816
Consideration transferred		21,832
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash		46
Net working capital		(38)
In-process research and development		20,200
Deferred tax liability		(5,282)
Total fair value of net assets acquired		14,926
Goodwill		6,906
Total		$ 21,832